SCHEDULE OF FAIR VALUE HIERARCHY (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Investment in marketable equity securities	$ 5,102,400	$ 1,345,154
Short-term investments	5,102,400	1,345,154
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment in marketable equity securities	5,102,400	1,345,154
Short-term investments	5,102,400	1,345,154
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment in marketable equity securities
Short-term investments
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment in marketable equity securities
Short-term investments